Income tax (expenses) / benefits - Summary of income tax (expenses) / benefits (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income tax (expenses) / benefits
Current taxes	€ (2,636)	€ (1,133)	€ (189)
Deferred taxes	(442)	(2,274)	318
Income tax (expenses) / benefits	€ (3,078)	€ (3,407)	€ 129